IDS Research
                                                                  Opportunities
                                                                           Fund
                                                         1999 SEMIANNUAL REPORT

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The goal of IDS Research Opportunities Fund, a part of IDS Growth Fund, Inc., is long-term growth of capital.

Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

The Rewards of Research

Behind every decision to buy or sell a stock is information -- in most cases, informationgathered by a research analyst. IDSResearch Opportunities Fund is designed to make the most of that research by investing only in Standard & Poor's 500 stocks that carry our analysts' highest rating. The intention is to construct a portfolio that has the potential to outperform the stock market as a whole.

Contents
From the Chairman                         3
From the Portfolio Manager                3
Fund Facts                                5
The 10 Largest Holdings                   6
Financial Statements (Fund)               7
Notes to Financial Statements (Fund)     10
Financial Statements (Portfolio)         15
Notes to Financial Statements (Portfolio)18
Investments in Securities                22

From the Chairman

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

It is an honor for me to join the IDSMutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of governmental employees. My responsibility in the coming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation, nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of American Express Financial Corporation and for the services it provides investors. Your financial advisor assists you in financial planning, conducts regular investment reviews, and responds to your questions and needs. This is a very personal service that makes AEFCa partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy. AEFC wants you to participate in that growth. Our board is here to serve you and to represent your interests in a professional manner.


Arne H. Carlson


From the Portfolio Manager

(picture of) Keith Tufte
Keith Tufte
Portfolio Manager

IDS Research Opportunities Fund recovered from a bad start to finish the first half of the fiscal year with a substantial gain. For the six months -- August 1998 through January 1999 -- the total return from the Fund's Class A shares was 16.33%. (Part of the return was in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

The stock market was in rapid retreat when the period began, as worries about a possible slump in corporate profits fueled widespread stock-selling. Most of the damage was done by the end of August, but by that time the Fund had lost more than 15% of its value.

Investors' moods brightened in the fall, though, as three reductions in short-term interest rates by the Federal Reserve restored some calm to the financial markets. Stocks wasted little time in responding, as they began a resolute advance that not only made up for the late-summer swoon but took the market to an all-time high in early January. The Fund largely kept up with the powerful pace of the market, gaining more than 30% from September through the end of the period in January.


Large-caps lead again
As has been the case in recent years, large-capitalization growth stocks most often led the way during the market's advances. That worked to the advantage of the Fund, as it confines its investments to stocks of companies in the Standard & Poor's 500, the most representative unmanaged index of large-cap stocks. Among the Fund's biggest holdings for the period were: General Electric, Warner Lambert, Coca-Cola, Bristol Myers Squibb, Intel, MCI Worldcom and U.S. West.

On a stock sector basis, the largest investment (about one-fourth of assets) was in consumer non-cyclical stocks, which include the food, beverage and pharmaceutical areas. The rest of the portfolio was largely made up of technology (including computers, telecommunications), financial services (insurance, brokerage), consumer cyclical (retailing, housing) and utilities (electricity, telephone service), each of which accounted for roughly 15% to 20% of assets.

As for the second half of the fiscal year, the investment environment is little changed from several months ago: inflation remains low, economic growth is still solid, and interest rates have yet to experience a meaningful increase. The biggest question to be answered in the months ahead is how strong corporate earnings will be. As always, the Fund's investments continue to be concentrated in those companies that our securities analysts believe have the best earnings prospects and, as a result, the best chance to outperform the stock market as a whole.


Keith Tufte

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 1999                                                   $7.75
July 31, 1998                                                   $6.98
Increase                                                        $0.77

Distributions -- Aug. 1, 1998 - Jan. 31, 1999
From income                                                     $0.32
From capital gains                                              $0.03
Total distributions                                             $0.35
Total return*                                                 +16.33%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 1999                                                   $7.60
July 31, 1998                                                   $6.88
Increase                                                        $0.72

Distributions -- Aug. 1, 1998 - Jan. 31, 1999
From income                                                     $0.32
From capital gains                                              $0.03
Total distributions                                             $0.35
Total return*                                                 +15.89%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 1999                                                   $7.77
July 31, 1998                                                   $7.01
Increase                                                        $0.76

Distributions -- Aug. 1, 1998 - Jan. 31, 1999
From income                                                     $0.34
From capital gains                                              $0.03
Total distributions                                             $0.37
Total return*                                                 +16.39%**
 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.


The 10 Largest Holdings

                                    Percent                     Value
                                (of net assets)         (as of Jan. 31, 1999)
 Intel                                3.44%                 $21,943,969
 General Electric                     3.06                   19,538,213
 MCI WorldCom                         3.05                   19,433,879
 Bristol-Myers Squibb                 2.90                   18,471,818
 Ameritech                            2.75                   17,570,725
 Intl Business Machines               2.62                   16,712,399
 Pfizer                               2.49                   15,859,462
 AT&T                                 2.46                   15,663,450
 Warner-Lambert                       2.45                   15,635,812
 Wal-Mart Stores                      2.40                   15,325,199

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities" herein.


(icon of) pie chart
                           The 10 holdings listed here
                           make up 27.62% of net assets


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

Financial Statements

Statement of assets and liabilities
IDS Research Opportunities Fund

Jan. 31, 1999 (Unaudited)


Assets
Investment in Aggressive Growth Portfolio (Note 1)                                   $636,019,388
                                                                                     ------------

Liabilities
Accrued distribution fee                                                                    4,575
Accrued service fee                                                                         2,948
Accrued transfer agency fee                                                                 1,109
Accrued administrative services fee                                                           945
Other accrued expenses                                                                     25,425
                                                                                           ------
Total liabilities                                                                          35,002
                                                                                           ------
Net assets applicable to outstanding capital stock                                   $635,984,386
                                                                                     ============

Represented by
Capital stock-- $.01 par value (Note 1)                                              $    826,353
Additional paid-in capital                                                            504,265,292
Net operating loss                                                                       (388,125)
Accumulated net realized gain (loss)                                                    6,579,636
Unrealized appreciation (depreciation) on investments                                 124,701,230
                                                                                      -----------
Total -- representing net assets applicable to outstanding capital stock             $635,984,386
                                                                                     ============
Net assets applicable to outstanding shares:             Class A                     $405,322,577
                                                         Class B                     $230,289,545
                                                         Class Y                     $    372,264
Net asset value per share of outstanding capital stock:  Class A shares  52,287,661  $       7.75
                                                         Class B shares  30,299,714  $       7.60
                                                         Class Y shares      47,923  $       7.77

See accompanying notes to the financial statements.

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


Statement of operations
IDS Research Opportunities Fund

Six months ended Jan. 31, 1999 (Unaudited)


Investment income
Income:
Dividends                                                                   $ 2,998,471
Interest                                                                        225,655
   Less foreign taxes withheld                                                  (19,023)
                                                                                -------
Total income                                                                  3,205,103
                                                                              ---------
Expenses (Note 2):
Expenses allocated from Aggressive Growth Portfolio                           1,708,074
Distribution fee-- Class B                                                      703,912
Transfer agency fee                                                             465,285
Incremental transfer agency fee-- Class B                                        11,859
Service fee
   Class A                                                                      293,453
   Class B                                                                      163,571
Administrative services fees and expenses                                       150,794
Compensation of board members                                                     4,127
Postage                                                                          34,768
Registration fees                                                                46,548
Reports to shareholders                                                          15,135
Audit fees                                                                        2,500
Other                                                                             1,316
                                                                                  -----
Total expenses                                                                3,601,342
   Earnings credits on cash balances (Note 2)                                    (9,175)
                                           -                                     ------
Total net expenses                                                            3,592,167
                                                                              ---------
Investment income (loss) -- net                                                (387,064)
                                                                               --------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                      5,171,331
   Financial futures contracts                                                1,804,809
                                                                              ---------
Net realized gain (loss) on investments                                       6,976,140
Net change in unrealized appreciation (depreciation) on investments          81,915,890
                                                                             ----------
Net gain (loss) on investments                                               88,892,030
                                                                             ----------
Net increase (decrease) in net assets resulting from operations             $88,504,966
                                                                            ===========

See accompanying notes to financial statements.

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


Statements of changes in net assets
IDS Research Opportunities Fund
                                                                    Jan. 31, 1999      July 31, 1998
                                                                   Six months ended      Year ended
                                                                      (Unaudited)

Operations and distributions
Investment income (loss) -- net                                    $    (387,064)       $    166,575
Net realized gain (loss) on investments                                6,976,140          38,530,756
Net change in unrealized appreciation (depreciation) on investments   81,915,890           8,223,315
                                                                      ----------           ---------
Net increase (decrease) in net assets resulting from operations       88,504,966          46,920,646
                                                                      ----------          ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                           (166,906)                 --
      Class B                                                                 --                  --
      Class Y                                                               (840)                 --
   Net realized gain
      Class A                                                        (17,205,662)       (20,657,813)
      Class B                                                         (9,873,913)       (10,689,824)
      Class Y                                                            (15,203)              (109)
                                                                         -------               ----
Total distributions                                                  (27,262,524)       (31,347,746)
                                                                     -----------        -----------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                            45,444,159        142,356,044
   Class B shares                                                     27,882,684         86,426,593
   Class Y shares                                                        321,504                 --
Reinvestment of distributions at net asset value
   Class A shares                                                     16,504,029         19,606,825
   Class B shares                                                      9,814,371         10,635,286
   Class Y shares                                                         16,043                109
Payments for redemptions
   Class A shares                                                    (33,372,022)       (39,846,496)
   Class B shares (Note 2)                                           (13,064,240)       (14,553,014)
   Class Y shares                                                        (32,977)                --
                                                                         -------              -----
Increase (decrease) in net assets from capital share transactions     53,513,551        204,625,347
                                                                      ----------        -----------
Total increase (decrease) in net assets                              114,755,993        220,198,247
Net assets at beginning of period                                    521,228,393        301,030,146
                                                                     -----------        -----------
Net assets at end of period                                         $635,984,386       $521,228,393
                                                                    ============       ============
Undistributed (excess of distributions over) net investment income  $   (388,125)      $    166,685
                                                                    ------------       ------------

See accompanying notes to financial statements.


Notes to Financial Statements

IDS Research Opportunities Fund
(Unaudited as to Jan. 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of IDS Growth Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Growth Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical  voting,  dividend and liquidation  rights.
The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Aggressive Growth Portfolio
The Fund  invests  all of its assets in the  Aggressive  Growth  Portfolio  (the
Portfolio), a series of Growth Trust, an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in equity securities of companies that comprise the S&P 500.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Jan. 31, 1999, was 99.72%.
Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of  estimates  Preparing  financial
statements that conform to generally accepted accounting principles requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into an agreement with American Express  Financial  Corporation
(AEFC) to provide  administrative  services.  Under an  Administrative  Services
Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.03% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate  Transfer  Agency  Agreement,  American  Express Client Service
Corporation (AECSC) maintains  shareholder  accounts and records.  The Fund pays
AECSC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

The Fund entered into agreements with American Express  Financial  Advisors Inc.
for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing  Fund shares were  $768,616 for Class A and $95,923 for Class B for the six months ended Jan. 31, 1999.

During the six months ended Jan. 31, 1999, the Fund's transfer agency fees were reduced by $9,175 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                              Six months ended Jan. 31, 1999
                                         Class A         Class B         Class Y
Sold                                    6,637,484       4,170,006        50,440
Issued for reinvested distributions     2,251,879       1,364,778         2,185
Redeemed                               (4,913,776)     (1,970,303)       (4,920)
Net increase (decrease)                 3,975,587       3,564,481        47,705


                                                Year ended July 31, 1998
                                         Class A         Class B         Class Y
Sold                                   21,213,882      13,008,512            --
Issued for reinvested distributions     3,188,620       1,748,937            18
Redeemed                               (5,883,949)     (2,177,029)           --
Net increase (decrease)                18,518,553      12,580,420            18

4. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Jan.
31, 1999.

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


5. FINANCIAL HIGHLIGHTS
The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended July 31,

Per share income and capital changesa

                                             Class A               Class B             Class Y

                                        1999c  1998  1997b   1999c  1998  1997b   1999c  1998  1997b
Net asset value, beginning of period   $6.98  $6.86 $5.00   $6.88  $6.82 $5.00   $7.01  $6.88 $5.00

Income from investment operations:

Net investment income (loss)             .01    .02   .01    (.02)  (.02) (.02)    .03    .03   .01

Net gains (losses)

(both realized and unrealized)          1.11    .65  1.86    1.09    .63  1.85    1.10    .65  1.88

Total from investment operations        1.12    .67  1.87    1.07    .61  1.83    1.13    .68  1.89

Less distributions:

Dividends from net investment income      --     --    --     --      --    --    (.02)    --    --

Distributions from realized gains       (.35)  (.55) (.01)  (.35)   (.55) (.01)   (.35)  (.55) (.01)

Total distributions                     (.35)  (.55) (.01)  (.35)   (.55) (.01)   (.37)  (.55) (.01)

Net asset value, end of period         $7.75  $6.98 $6.86  $7.60   $6.88 $6.82   $7.77  $7.01 $6.88

Ratios/supplemental data

                                             Class A               Class B             Class Y

                                       1999c  1998  1997b   1999c  1998  1997b   1999c  1998  1997b

Net assets, end of period (in millions)$405   $337  $205    $230   $184   $96     $--    $--   $--

Ratio of expenses to

average daily net assetsd              1.10%e 1.12% 1.52%e  1.86%e 1.88% 2.25%e  1.04%e .87%  1.45%e

Ratio of net investment income (loss)

to average daily net assets             .13%e  .30%  .20%e  (.64%)e(.46%)(.53%)e  .17%e .40%   .33%e

Portfolio turnover rate

(excluding short-term securities)        56%   148%   171%    56%  148%   171%     56%  148%    171%

Total returnf                         16.33% 10.76% 37.44% 15.89% 9.92% 36.48%  16.39% 10.93% 37.66%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date. Period from Aug. 19, 1996 to July 31, 1997.
c Six months ended Jan. 31, 1999 (Unaudited).
d Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

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Financial Statements

Statement of assets and liabilities
Aggressive Growth Portfolio

Jan. 31, 1999 (Unaudited)


Assets
Investments in securities, at value (Note 1)
   (identified cost $508,248,308)                            $633,030,092
Cash in bank on demand deposit                                    711,530
Dividends and accrued interest receivable                         573,114
Receivable for investment securities sold                       7,438,864
                                                                ---------
Total assets                                                  641,753,600
                                                              -----------

Liabilities
Payable for investment securities purchased                     3,947,156
Accrued investment management services fee                         10,657
Other accrued expenses                                             10,887
                                                                   ------
Total liabilities                                               3,968,700
                                                                ---------
Net assets                                                   $637,784,900
                                                             ============

See accompanying notes to financial statements.

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


Statement of operations
Aggressive Growth Portfolio

Six months ended Jan. 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                   $ 3,007,773
Interest                                                                        225,196
   Less foreign taxes withheld                                                  (19,088)
                                                                                -------
Total income                                                                  3,213,881
                                                                              ---------
Expenses (Note 2):
Investment management services fee                                            1,673,343
Compensation of board members                                                     4,197
Custodian fees                                                                   33,620
Audit fees                                                                        7,500
Other                                                                             3,571
                                                                                  -----
Total expenses                                                                1,722,231
   Earnings credits on cash balances (Note 2)                                    (8,904)
                                                                                 ------
Total net expenses                                                            1,713,327
Investment income (loss) -- net                                               1,500,554

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                             5,186,669
   Financial futures contracts                                                1,810,607
                                                                              ---------
Net realized gain (loss) on investments                                       6,997,276
Net change in unrealized appreciation (depreciation) on investments          82,119,769
                                                                             ----------
Net gain (loss) on investments                                               89,117,045
                                                                             ----------
Net increase (decrease) in net assets resulting from operations             $90,617,599
                                                                            ===========

See accompanying notes to financial statements.



Statements of changes in net assets
Aggressive Growth Portfolio
                                                                   Jan. 31, 1999      July 31, 1998
                                                                 Six months ended      Year ended
                                                                     (Unaudited)

Operations
Investment income (loss) -- net                                    $   1,500,554     $   3,194,481
Net realized gain (loss) on investments                                6,997,276        38,876,071
Net change in unrealized appreciation (depreciation) on investments   82,119,769         8,046,666
                                                                      ----------         ---------
Net increase (decrease) in net assets resulting from operations       90,617,599        50,117,218
                                                                      ----------        ----------
Net contributions (withdrawals) from partners                         24,053,444       170,560,308
                                                                      ----------       -----------
Total increase (decrease) in net assets                              114,671,043       220,677,526
Net assets at beginning of period                                    523,113,857       302,436,331
                                                                     -----------       -----------
Net assets at end of period                                         $637,784,900      $523,113,857
                                                                    ============      ============

See accompanying notes to financial statements.

Notes to Financial Statements

Aggressive Growth Portfolio
(Unaudited as to Jan. 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggressive Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers who make markets in these securities or by independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.65% to 0.5% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Jan. 31, 1999, the Portfolio's custodian fees were reduced by $8,904 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $312,571,664 and $294,073,427, respectively, for the six months ended Jan. 31, 1999. For the same period, the portfolio turnover rate was 56%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $13,941 for the six months ended Jan. 31, 1999.


4. STOCK INDEX FUTURES CONTRACTS
Investments in securities at Jan. 31, 1999, included securities valued at $2,875,000 that were pledged as collateral to cover initial margin deposits on 27 open purchase contracts. The market value of the open purchase contracts at Jan. 31, 1999, was $8,650,125 with a net unrealized gain of $280,455.



Investments in Securities

Aggressive Growth Portfolio
Jan. 31, 1999 (Unaudited)


(Percentages represent value of investments compared to net assets)

Common stocks (97.9%)
Issuer                                                        Shares           Value(a)

Aerospace & defense (0.3%)
AlliedSignal                                                   4,700           $183,300
Goodrich (BF)                                                 14,000            476,000
Rockwell Intl                                                 27,800          1,207,563
Total                                                                         1,866,863

Airlines (0.4%)
Southwest Airlines                                            97,900          2,631,063

Automotive & related (2.8%)
Dana                                                          72,900          2,998,013
Danaher                                                       32,900          1,760,150
Ford Motor                                                   104,100          6,395,644
General Motors                                                73,900          6,632,524
Total                                                                        17,786,331

Banks and savings & loans (7.2%)
Bank One                                                     153,112          8,019,241
BankAmerica                                                  123,151          8,235,723
State Street                                                 123,100          8,801,650
Wachovia                                                      70,200          6,221,475
Washington Mutual                                            186,700          7,841,400
Wells Fargo                                                  200,000          6,987,500
Total                                                                        46,106,989

Beverages & tobacco (1.8%)
Coca-Cola                                                    171,400         11,215,988

Chemicals (0.5%)
Waste Management                                              63,248          3,158,447

Communications equipment & services (2.8%)
Lucent Technologies                                           91,900         10,344,493
Tellabs                                                       88,450(b)       7,584,588
Total                                                                        17,929,081

Computers & office equipment (16.5%)
3Com                                                         149,300(b)       7,017,100
America Online                                                39,400(b)       6,922,088
Cisco Systems                                                125,200(b)      13,967,624
Compaq Computer                                              265,000         12,620,625
Computer Sciences                                             19,600          1,343,825
Electronic Data Systems                                      116,800          6,124,700
EMC                                                          124,200(b)      13,522,275
First Data                                                   248,700          9,528,319
Gateway 2000                                                  26,100(b)       2,016,225
Intl Business Machines                                        91,200         16,712,399
Novell                                                       244,200          4,975,575
Parametric Technology                                         92,500(b)       1,208,281
Unisys                                                       131,900          4,369,188
Xerox                                                         33,200          4,116,800
Total                                                                       104,445,024

Electronics (3.8%)
Applied Materials                                             26,700(b)       1,687,106
Intel                                                        155,700         21,943,969
LSI Logic                                                     20,800(b)         579,800
Total                                                                        24,210,875

Energy (3.5%)
Anadarko Petroleum                                            49,000          1,326,063
Chevron                                                       63,200          4,724,200
Mobil                                                         69,500          6,094,281
Royal Dutch Petroleum                                        155,000(c)       6,209,687
Texaco                                                        87,500          4,145,313
Total                                                                        22,499,544

Financial services (3.6%)
Associates First Capital Cl A                                153,626          6,231,455
Household Intl                                               178,100          7,825,269
MBNA                                                         240,700          6,724,556
Providian Financial                                           21,200          2,137,225
Total                                                                        22,918,505

Food (2.5%)
Bestfoods                                                     82,400          4,145,750
General Mills                                                 55,000          4,616,563
Sara Lee                                                     150,000          3,825,000
Sysco                                                        111,600          3,041,100
Total                                                                        15,628,413

Health care (15.4%)
ALZA                                                          35,700(b)       1,805,081
American Home Products                                        29,300          1,719,544
Amgen                                                         94,400(b)      12,065,499
Baxter Intl                                                   96,200          6,824,188
Boston Scientific                                             86,200(b)       2,106,513
Bristol-Myers Squibb                                         144,100         18,471,818
Guidant                                                      118,200          6,966,413
Medtronic                                                     83,000          6,614,063
Pfizer                                                       123,300         15,859,462
Schering-Plough                                              190,700         10,393,150
Warner-Lambert                                               216,600         15,635,812
Total                                                                        98,461,543

Health care services (0.4%)
Tenet Healthcare                                              53,000(b)       1,099,750
United Healthcare                                             33,000          1,476,750
Total                                                                         2,576,500

Household products (1.3%)
Procter & Gamble                                              87,900          7,987,913

Industrial equipment & services (0.2%)
Browning-Ferris Inds                                          42,400          1,166,000

Insurance (2.6%)
American General                                             108,850          7,762,366
Lincoln Natl                                                 107,350          8,943,597
Total                                                                        16,705,963

Leisure time & entertainment (1.3%)
Disney (Walt)                                                247,000          8,151,000

Media (0.7%)
Tele-Communications Cl A                                      67,600          4,634,825

Multi-industry conglomerates (4.6%)
General Electric                                             186,300         19,538,213
Tyco Intl                                                    130,950(c)      10,091,334
Total                                                                        29,629,547

Paper & packaging (0.6%)
Intl Paper                                                    68,000          2,690,250
Owens-Illinois                                                40,400(b)       1,181,700
Total                                                                         3,871,950

Restaurants & lodging (0.6%)
Wendy's Intl                                                 170,100          4,050,506

Retail (13.1%)
Albertson's                                                   77,700          4,739,700
American Stores                                               86,400          3,132,000
Circuit City Stores                                           72,000          3,978,000
Costco Companies                                              92,000(b)       7,624,500
CVS                                                          129,300          7,079,175
Dayton Hudson                                                123,500          7,873,124
Home Depot                                                   135,900          8,204,962
Kroger                                                        77,900(b)       4,946,650
Meyer (Fred)                                                  63,200(b)       3,950,000
Rite Aid                                                      56,500          2,775,563
Safeway                                                      108,100(b)       6,067,113
TJX Companies                                                130,700          3,863,819
Wal-Mart Stores                                              178,200         15,325,199
Walgreen                                                      67,200(d)       4,200,000
Total                                                                        83,759,805

Transportation (0.7%)
Burlington Northern Santa Fe                                 137,500          4,760,938

Utilities -- gas (0.5%)
Enron                                                         49,000          3,234,000

Utilities -- telephone (10.2%)
Ameritech                                                    269,800         17,570,725
AT&T                                                         172,600         15,663,450
MCI WorldCom                                                 243,685(b)      19,433,879
U S WEST Communications Group                                199,500         12,306,656
Total                                                                        64,974,710

Total common stocks
(Cost: $499,580,539)                                                       $624,362,323


Short-term securities (1.4%)

Issuer                                     Annualized        Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
   03-19-99                                    4.75%      $1,700,000         $1,689,302
Federal Home Loan Mtge Corp Disc Nts
   02-02-99                                    5.05        1,500,000          1,499,371
   02-10-99                                    5.04          700,000            698,928
   02-12-99                                    5.06          500,000            499,092
   02-16-99                                    5.07          700,000            698,337
   03-08-99                                    4.80          700,000            696,568
   03-08-99                                    4.81        1,500,000          1,492,631
   03-12-99                                    4.81          500,000            497,278
   03-17-99                                    4.74          400,000            397,593
Federal Natl Mtge Assn Disc Nt
   02-19-99                                    4.81          500,000            498,669

Total short-term securities
(Cost: $8,667,769)                                                           $8,667,769

Total investments in securities
(Cost: $508,248,308)(e)                                                    $633,030,092

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 1999, the value of foreign securities represented 2.55% of net assets.
(d) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 4 to the financial statements):

Type of security                                                                Contracts

S&P 500 Index, March 1999                                                           27

(e) At Jan. 31, 1999, the cost of securities for federal income tax purpose was approximately $508,248,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $138,614,000
Unrealized depreciation                                                       (13,832,000)

Net unrealized appreciation                                                  $124,782,000

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